Average Annual Total Returns - First Trust Horizon Managed Volatility Domestic ETF	First Trust Horizon Managed Volatility Domestic ETF 1 Year	First Trust Horizon Managed Volatility Domestic ETF Since Inception	First Trust Horizon Managed Volatility Domestic ETF Inception Date	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions 1 Year	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions Since Inception	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions and sale of fund shares 1 Year	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions and sale of fund shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	27.16%	11.96%	Aug. 24, 2016	26.44%	11.32%	16.06%	9.06%	31.49%	14.79%